Property and Equipment, net - Schedule of Property and Equipment, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment Net [Abstract]
Land and improvements	$ 135.8	$ 139.4
Buildings	729.6	704.8
Machinery and equipment	2,488.4	2,531.3
Other property and equipment	164.8	145.9
Construction-in-progress	107.1	85.7
Property and equipment, gross	3,625.7	3,607.1
Accumulated depreciation and amortization	(2,491.2)	(2,412.9)
Property and equipment, net	$ 1,134.5	$ 1,194.2